Contract Liabilities - Schedule of Movement In Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)	Jun. 30, 2026 USD ($)
Change in Contract with Customer, Asset and Liability [Roll Forward]
Beginning balance	$ 8,761,074	$ 1,117,199	$ 8,774,162
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(8,436,925)	(1,075,864)	(13,501,218)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,248,900	159,258	13,488,130
Ending balance	1,573,049	200,593	8,761,074
Less: Amount expected to be recognized as revenue beyond 12 months	0		0	$ 0
Amount expected to be recognized as revenue in 12 months	$ 1,573,049	$ 200,593	$ 8,761,074